Capital - Summary of Historical Changes in the Share Capital of the Company (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of classes of share capital [line items]
Beginning balance	€ 242,849,000	€ 322,076,000	€ 115,445,000
Ending balance	€ 129,923,000	242,849,000	322,076,000
Balance as of December 31, 2015	24,990,822
Share capital [Member]
Disclosure of classes of share capital [line items]
Beginning balance	€ 2,464,900	2,420,500	1,916,100
Ending balance	€ 2,499,100	€ 2,464,900	€ 2,420,500
Balance as of January 1, 2015	24,648,828	24,205,129	19,160,661
Balance as of December 31, 2015	24,990,822	24,648,828	24,205,129
Share premium [Member]
Disclosure of classes of share capital [line items]
Beginning balance	€ 405,882,500	€ 403,910,400	€ 163,876,800
Ending balance	406,709,300	405,882,500	403,910,400
01/06/2015 [Member] | Share capital [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares			400
01/06/2015 [Member] | Share premium [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares			18,900
01/07/2015 [Member] | Share capital [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares			1,000
01/07/2015 [Member] | Share premium [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares			59,000
01/22/2015 [Member] | Share capital [Member]
Disclosure of classes of share capital [line items]
Capital increase by incorporation of reserve			3,500
01/22/2015 [Member] | Share premium [Member]
Disclosure of classes of share capital [line items]
Capital increase by incorporation of reserve			(3,500)
01/30/2015 [Member] | Share capital [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares			9,800
01/30/2015 [Member] | Share premium [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares			476,800
02/03/2015 [Member] | Share capital [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares			800
02/03/2015 [Member] | Share premium [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares			37,700
02/13/2015 [Member] | Share capital [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares			3,800
02/13/2015 [Member] | Share premium [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares			188,600
02/17/2015 [Member] | Share capital [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares			2,000
02/17/2015 [Member] | Share premium [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares			100,600
03/04/2015 [Member] | Share capital [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares			1,000
03/04/2015 [Member] | Share premium [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares			59,000
03/26/2015 [Member] | Share capital [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares			5,000
03/26/2015 [Member] | Share premium [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares			400,000
04/07/2015 [Member] | Share capital [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares			4,000
04/07/2015 [Member] | Share premium [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares			169,200
04/09/2015 [Member] | Share capital [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares			15,000
04/09/2015 [Member] | Share premium [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares			692,100
04/28/2015 [Member] | Share capital [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares			1,400
04/28/2015 [Member] | Share premium [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares			77,100
05/11/2015 [Member] | Share capital [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares			2,000
05/11/2015 [Member] | Share premium [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares			100,700
06/23/2015 [Member] | Share capital [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares			59,100
06/23/2015 [Member] | Share premium [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares			27,029,400
06/23/2015 [Member] | Share capital [Member]
Disclosure of classes of share capital [line items]
Capital Decrease			(58,600)
06/23/2015 [Member] | Share premium [Member]
Disclosure of classes of share capital [line items]
Capital Decrease			(26,823,400)
07/20/2015 [Member] | Share capital [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares			414,000
07/20/2015 [Member] | Share premium [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares			254,932,900
07/24/2015 [Member] | Share capital [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares			1,600
07/24/2015 [Member] | Share premium [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares			79,200
07/25/2015 [Member] | Share capital [Member]
Disclosure of classes of share capital [line items]
Capital increase by incorporation of reserve			28,600
07/25/2015 [Member] | Share premium [Member]
Disclosure of classes of share capital [line items]
Capital increase by incorporation of reserve			(28,600)
07/28/2015 [Member] | Share capital [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares			1,700
07/28/2015 [Member] | Share premium [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares			91,500
09/18/2015 [Member] | Share capital [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares			300
09/18/2015 [Member] | Share premium [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares			46,700
10/07/2015 [Member] | Share capital [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares			4,800
10/07/2015 [Member] | Share premium [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares			241,200
12/10/2015 [Member] | Share capital [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares			1,800
12/10/2015 [Member] | Share premium [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares			146,900
12/14/2015 [Member ] | Share capital [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares			1,600
12/14/2015 [Member ] | Share premium [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares			69,500
05/05/2015 [Member] | Share premium [Member]
Disclosure of classes of share capital [line items]
Issue of share subscription warrants			43,000
12/10/2015 [Member] | Share premium [Member]
Disclosure of classes of share capital [line items]
Issue of share subscription warrants			99,200
12/31/2015 [Member] | Share premium [Member]
Disclosure of classes of share capital [line items]
Fees charged to share premium			€ (18,269,700)
1/5/2016 [Member] | Share capital [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares		600
1/5/2016 [Member] | Share premium [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares		32,700
2/16/2016 [Member] | Share premium [Member]
Disclosure of classes of share capital [line items]
Issue of share subscription warrants		471,100
4/6/2016 [Member] | Share capital [Member]
Disclosure of classes of share capital [line items]
Capital increase by incorporation of reserve		10,200
4/6/2016 [Member] | Share premium [Member]
Disclosure of classes of share capital [line items]
Capital increase by incorporation of reserve		(10,200)
5/27/2016 [Member] | Share capital [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares		200
5/27/2016 [Member] | Share premium [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares		7,500
6/3/2016 [Member] | Share capital [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares		15,600
6/3/2016 [Member] | Share premium [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares		(15,600)
6/6/2016 [Member] | Share capital [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares		6,000
6/6/2016 [Member] | Share premium [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares		301,200
6/10/2016 [Member] | Share capital [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares		3,500
6/10/2016 [Member] | Share premium [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares		176,000
7/18/2016 [Member] | Share capital [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares		2,000
7/18/2016 [Member] | Share premium [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares		100,700
8/4/2016 [Member] | Share capital [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares		1,000
8/4/2016 [Member] | Share premium [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares		50,400
8/24/2016 [Member] | Share capital [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares		700
8/24/2016 [Member] | Share premium [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares		37,100
8/30/2016 [Member] | Share capital [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares		400
8/30/2016 [Member] | Share premium [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares		66,200
8/31/2016 [Member] | Share capital [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares		400
8/31/2016 [Member] | Share premium [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares		66,200
9/1/2016 [Member] | Share capital [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares		400
9/1/2016 [Member] | Share premium [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares		66,200
9/2/2016 [Member] | Share capital [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares		400
9/2/2016 [Member] | Share premium [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares		66,200
9/5/2016 [Member] | Share capital [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares		400
9/5/2016 [Member] | Share premium [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares		66,200
9/6/2016 [Member] | Share capital [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares		400
9/6/2016 [Member] | Share premium [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares		66,200
9/6/2016 [Member] | Share capital [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares		400
9/6/2016 [Member] | Share premium [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares		66,200
9/8/2016 [Member] | Share capital [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares		400
9/8/2016 [Member] | Share premium [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares		66,200
9/9/2016 [Member] | Share capital [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares		400
9/9/2016 [Member] | Share premium [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares		66,200
9/12/2016 [Member] | Share capital [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares		400
9/12/2016 [Member] | Share premium [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares		66,200
9/12/2016 [Member] | Share capital [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares		500
9/12/2016 [Member] | Share premium [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares		23,100
11/25/2016 [Member] | Share capital [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares		600
11/25/2016 [Member] | Share premium [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares		30,200
8/21/2016 [Member] | Share premium [Member]
Disclosure of classes of share capital [line items]
Issue of share subscription warrants		€ 106,000
02/03/2017 [member] | Share capital [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares	2,000
02/03/2017 [member] | Share premium [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares	100,700
05/16/2017 [member] | Share capital [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares	4,000
05/16/2017 [member] | Share premium [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares	170,700
07/12/2017 [member] | Share capital [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares	200
07/12/2017 [member] | Share premium [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares	8,300
08/04/2017 [member] | Share capital [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares	100
08/04/2017 [member] | Share premium [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares	64,600
09/14/2017 [member] | Share capital [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares	3,600
09/14/2017 [member] | Share premium [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares	208,200
Issue of share subscription warrants	53,100
09/29/2017 [member] | Share capital [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares	100
09/29/2017 [member] | Share premium [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares	4,000
09/30/2017 [member] | Share capital [Member]
Disclosure of classes of share capital [line items]
Capital increase by incorporation of reserve	23,100
09/30/2017 [member] | Share premium [Member]
Disclosure of classes of share capital [line items]
Capital increase by incorporation of reserve	(23,100)
10/02/2017 [Member] | Share capital [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares	100
10/02/2017 [Member] | Share premium [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares	4,000
12/15/2017 [member] | Share capital [Member]
Disclosure of classes of share capital [line items]
Capital increase by incorporation of reserve	1,100
12/15/2017 [member] | Share premium [Member]
Disclosure of classes of share capital [line items]
Capital increase by incorporation of reserve	(1,100)
02/09/2017 [member] | Share premium [Member]
Disclosure of classes of share capital [line items]
Issue of share subscription warrants	€ 237,400
Common Shares [member]
Disclosure of classes of share capital [line items]
Balance as of January 1, 2015	24,648,828	24,205,129	19,160,661
Balance as of December 31, 2015	24,990,822	24,648,828	24,205,129
Beginning balance, Nominal value	€ 0.10	€ 0.10	€ 0.10
Ending balance, Nominal value	€ 0.10	€ 0.10	€ 0.10
Common Shares [member] | 01/06/2015 [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares			3,750
Capital increase by issuance of common shares			€ 0.10
Common Shares [member] | 01/07/2015 [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares			10,000
Capital increase by issuance of common shares			€ 0.10
Common Shares [member] | 01/22/2015 [Member]
Disclosure of classes of share capital [line items]
Capital increase by incorporation of reserve			35,360
Capital increase by incorporation of reserve			€ 0.10
Common Shares [member] | 01/30/2015 [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares			97,720
Capital increase by issuance of common shares			€ 0.10
Common Shares [member] | 02/03/2015 [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares			7,500
Capital increase by issuance of common shares			€ 0.10
Common Shares [member] | 02/13/2015 [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares			37,500
Capital increase by issuance of common shares			€ 0.10
Common Shares [member] | 02/17/2015 [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares			19,995
Capital increase by issuance of common shares			€ 0.10
Common Shares [member] | 03/04/2015 [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares			10,000
Capital increase by issuance of common shares			€ 0.10
Common Shares [member] | 03/26/2015 [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares			50,000
Capital increase by issuance of common shares			€ 0.10
Common Shares [member] | 04/07/2015 [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares			40,005
Capital increase by issuance of common shares			€ 0.10
Common Shares [member] | 04/09/2015 [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares			150,375
Capital increase by issuance of common shares			€ 0.10
Common Shares [member] | 04/28/2015 [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares			14,290
Capital increase by issuance of common shares			€ 0.10
Common Shares [member] | 05/11/2015 [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares			20,010
Capital increase by issuance of common shares			€ 0.10
Common Shares [member] | 06/23/2015 [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares			590,543
Capital increase by issuance of common shares			€ 0.10
Common Shares [member] | 06/23/2015 [Member]
Disclosure of classes of share capital [line items]
Capital Decrease			(586,048)
Capital Decrease, Nominal value			€ 0.10
Common Shares [member] | 07/20/2015 [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares			4,140,000
Capital increase by issuance of common shares			€ 0.10
Common Shares [member] | 07/24/2015 [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares			15,750
Capital increase by issuance of common shares			€ 0.10
Common Shares [member] | 07/25/2015 [Member]
Disclosure of classes of share capital [line items]
Capital increase by incorporation of reserve			286,338
Capital increase by incorporation of reserve			€ 0.10
Common Shares [member] | 07/28/2015 [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares			17,000
Capital increase by issuance of common shares			€ 0.10
Common Shares [member] | 09/18/2015 [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares			2,500
Capital increase by issuance of common shares			€ 0.10
Common Shares [member] | 10/07/2015 [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares			47,955
Capital increase by issuance of common shares			€ 0.10
Common Shares [member] | 12/10/2015 [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares			17,500
Capital increase by issuance of common shares			€ 0.10
Common Shares [member] | 12/14/2015 [Member ]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares			16,425
Capital increase by issuance of common shares			€ 0.10
Common Shares [member] | 1/5/2016 [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares		6,495
Common Shares [member] | 2/16/2016 [Member]
Disclosure of classes of share capital [line items]
Issue of share subscription warrants		0
Issue of share subscription warrants, Nominal value		€ 0.10
Common Shares [member] | 4/6/2016 [Member]
Disclosure of classes of share capital [line items]
Capital increase by incorporation of reserve		101,829
Capital increase by incorporation of reserve		€ 0.10
Common Shares [member] | 5/27/2016 [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares		1,500
Capital increase by issuance of common shares		€ 0.10
Common Shares [member] | 6/3/2016 [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares		156,000
Capital increase by issuance of common shares		€ 0.10
Common Shares [member] | 6/6/2016 [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares		59,890
Capital increase by issuance of common shares		€ 0.10
Common Shares [member] | 6/10/2016 [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares		34,985
Capital increase by issuance of common shares		€ 0.10
Common Shares [member] | 7/18/2016 [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares		20,010
Capital increase by issuance of common shares		€ 0.10
Common Shares [member] | 8/4/2016 [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares		10,020
Capital increase by issuance of common shares		€ 0.10
Common Shares [member] | 8/24/2016 [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares		7,380
Capital increase by issuance of common shares		€ 0.10
Common Shares [member] | 8/30/2016 [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares		3,500
Capital increase by issuance of common shares		€ 0.10
Common Shares [member] | 8/31/2016 [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares		3,500
Capital increase by issuance of common shares		€ 0.10
Common Shares [member] | 9/1/2016 [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares		3,500
Capital increase by issuance of common shares		€ 0.10
Common Shares [member] | 9/2/2016 [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares		3,500
Capital increase by issuance of common shares		€ 0.10
Common Shares [member] | 9/5/2016 [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares		3,500
Capital increase by issuance of common shares		€ 0.10
Common Shares [member] | 9/6/2016 [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares		3,500
Capital increase by issuance of common shares		€ 0.10
Common Shares [member] | 9/6/2016 [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares		3,500
Capital increase by issuance of common shares		€ 0.10
Common Shares [member] | 9/8/2016 [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares		3,500
Capital increase by issuance of common shares		€ 0.10
Common Shares [member] | 9/9/2016 [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares		3,500
Capital increase by issuance of common shares		€ 0.10
Common Shares [member] | 9/12/2016 [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares		3,500
Capital increase by issuance of common shares		€ 0.10
Common Shares [member] | 9/12/2016 [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares		4,590
Capital increase by issuance of common shares		€ 0.10
Common Shares [member] | 11/25/2016 [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares		6,000
Capital increase by issuance of common shares		€ 0.10
Common Shares [member] | 8/21/2016 [Member]
Disclosure of classes of share capital [line items]
Issue of share subscription warrants		0
Common Shares [member] | 02/03/2017 [member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares	20,010
Capital increase by issuance of common shares	€ 0.10
Common Shares [member] | 05/16/2017 [member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares	40,365
Capital increase by issuance of common shares	€ 0.10
Common Shares [member] | 07/12/2017 [member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares	1,650
Capital increase by issuance of common shares	€ 0.10
Common Shares [member] | 08/04/2017 [member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares	1,200
Capital increase by issuance of common shares	€ 0.10
Common Shares [member] | 09/14/2017 [member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares	35,925
Capital increase by issuance of common shares	€ 0.10
Common Shares [member] | 09/29/2017 [member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares	500
Capital increase by issuance of common shares	€ 0.10
Common Shares [member] | 09/30/2017 [member]
Disclosure of classes of share capital [line items]
Capital increase by incorporation of reserve	230,843
Capital increase by incorporation of reserve	€ 0.10
Common Shares [member] | 10/02/2017 [Member]
Disclosure of classes of share capital [line items]
Capital increase by issuance of common shares	500
Capital increase by issuance of common shares	€ 0.10
Common Shares [member] | 12/15/2017 [member]
Disclosure of classes of share capital [line items]
Capital increase by incorporation of reserve	11,001
Capital increase by incorporation of reserve	€ 0.10